INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. statutory federal income tax rate		30.00%
Operating loss carry-forwards (in Dollars)		$ 989,000,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. statutory federal income tax rate	35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. statutory federal income tax rate	21.00%